Equity - Restricted share units (Details) - RSUs - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance at (in shares)	1,129,946	1,305,265
Granted (in shares)	195,838	334,758
RSU performance factor adjustment (in shares)	(12,128)	98,867
Exercised (in shares)	(325,863)	(593,025)
Forfeited (in shares)	(21,573)	(15,919)
Balance at (in shares)	966,220	1,129,946